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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Mar 31, 2011

Check here if Amendment [  ]; Amendment Number:
                                                ------------------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TB Alternative Assets Ltd.
Address:  Rm 1206, One Lujiazui
          68 Yincheng (c) Road, Pudong,
          Shanghai, People's Republic of China

Form 13F File Number:  28-13681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Shujun Li
Title:     Director
Phone:     86-21-50106156

Signature, Place, and Date of Signing:

/s/Shujun Li          Shanghai, People's Republic of China     May 4,2011
---------------       ------------------------------------     ----------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                   0
                                             ---------
Form 13F Information Table Entry Total:             12
                                             ---------

Form 13F Information Table Value Total:      $ 140,635
                                             ---------
                                            (thousands)

List of Other Included Managers:

None.

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                           FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2  COLUMN 3   COLUMN 4           COLUMN 5            COLUMN 6   COLUMN 7         COLUMN 8
----------------------   --------  ---------  ---------  ------------------------   ----------  --------  -----------------------
                         TITLE OF               VALUE     SHRS OR   SH/    PUT/     INVESTMENT   OTHER
NAME OF ISSUER            CLASS      CUSIP    (x$1000)    PRN AMT   PRN    CALL     DISCRETION  MANAGERS    SOLE     SHARED  NONE
----------------------   --------  ---------  ---------  ---------  ---  --------   ----------  --------  ---------  ------  ----
CHINA REAL ESTATE        ADR       16948Q103     4,444     568,965  SH              DEFINED                 568,965
INFOR CORP

FOCUS MEDIA HLDG LTD     SPON ADR  34415V109   113,225   3,691,714  SH              DEFINED               3,691,714

NOAH HLDS LTD            SPON ADS  65487X102       146      10,000  SH              DEFINED                  10,000

CHINDEX                  COM       169467107     6,986     435,288  SH              DEFINED                 435,288
INTERNATIONAL INC

AIRMEDIA GROUP INC       SPON ADR  009411109       210      40,398  SH              DEFINED                  40,398

VISIONCHINA              SPON ADR  92833U103     9,114   2,104,886  SH              DEFINED               2,104,886
MEDIA INC

CNINSURE INC             SPON ADR  18976M103     1,280      98,769  SH              DEFINED                  98,769

CHEMSPEC INTL LTD        ADR       163868102       536      72,799  SH              DEFINED                  72,799

SINA CORP                ORD       G81477104     1,070      10,000  SH              DEFINED                  10,000

CTRIP COM INTL           AMERICAN  22943F100     2,393      57,679  SH              DEFINED                  57,679
LTD                      DEP SHS

HOME INNS & HOTELS       SPON ADR  43713W107        56       1,404  SH              DEFINED                   1,404
MGMT INC

E HOUSE CHINA            ADR       26852W103     1,175     100,000  SH              DEFINED                 100,000
HLDGS LTD